WesMark Small Company Growth Fund
WesMark Small Company Growth Fund
Investment Objective
The WesMark Small Company Growth Fund (the Fund) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Small Company Growth Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.30%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark Small Company Growth Fund	132	412	713	1,566

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing at least 80% of the value of its net assets in common stocks of small capitalization companies. In creating a diversified portfolio of common stocks of small-sized companies, WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), defines small companies as companies that do not exceed the market capitalizations in the Russell 2000 Index (Russell 2000), or the Standard & Poor’s Small Cap 600 Index (S&P 600) at the time of purchasing a security. As of December 31, 2011, the market capitalization of (i) the Russell 2000 ranged from approximately $130 million to $2.97 billion; and (ii) of the S&P 600 ranged from approximately $20 million to $2.97 billion.

The Adviser seeks to select common stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring. The Fund may purchase exchange traded funds (ETF) or other investment companies, in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADR) and other domestically traded securities of foreign companies.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Principal Risks of Investing in the Fund
The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall.

Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Liquidity Risks:	A Fund may not be able to sell a security when it wants.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:	Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:	ETFs may be subject to the following risks that do not apply to conventional mutual funds:

•     the market price of an ETF’s shares may trade above or below their net asset value;

•     an active trading market for an ETF’s shares may not develop or be maintained; or

•     trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Fund Performance
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available at www.wesmarkfunds.com or by calling 1-800-861-1013.
Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 25.38% (quarter ended June 30, 2009). Its lowest quarterly return was -25.11% (quarter ended December 31, 2008).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.

For the periods ended December 31, 2011:

Average Annual Total Returns WesMark Small Company Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	0.07%	4.55%	4.42%
Return After Taxes on Distributions	(0.95%)	4.13%	4.20%
Return After Taxes on Distributions and Sale of Fund Shares	1.43%	3.84%	3.81%
Russell 2000 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	(4.18%)	0.15%	5.62%
Lipper Small Cap Core Funds Average (LSCCFA)	(3.40%)	0.45%	6.00%

The information provided for LSCCFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.